Fair Value Measurement - Schedule of Warrants Outstanding and Fair Values (Details) ¥ in Thousands	1 Months Ended		2 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
November 23, 2022 [Member]
Schedule of Warrants Outstanding and Fair Values [Line Items]
Warrants outstanding, fair value beginning balance (in Shares) | shares	5,454,546				10,349,111		5,454,546		5,454,546
Calculated fair value per ADS, fair value beginning balance (in Dollars per share) | $ / shares		$ 0.95				$ 0.85		$ 0.1		$ 0.64
Fair value, beginning balance	¥ 36,838				¥ 63,380		¥ 3,952		¥ 24,376
Fair value, Gain (Loss) on change in fair value of warrant liability	(11,219)				(40,129)		¥ 58,818		(20,732)
Warrants outstanding, modification of warrants (in Shares) | shares							4,894,565
Fair value, modification of warrants
Fair value, effect of exchange rate changes	¥ (1,243)				¥ (121)		¥ 610		¥ 308
Warrants outstanding, fair value ending balance (in Shares) | shares	5,454,546		10,349,111		10,349,111		10,349,111		5,454,546
Calculated fair value per ADS, fair value ending balance (in Dollars per share) | $ / shares		$ 0.64		$ 0.85		0.31		0.85		$ 0.1
Fair value, ending balance	¥ 24,376		¥ 63,380		¥ 23,130		¥ 63,380		¥ 3,952
October 28, 2024 [Member]
Schedule of Warrants Outstanding and Fair Values [Line Items]
Warrants outstanding, fair value beginning balance (in Shares) | shares			761,719		761,719
Calculated fair value per ADS, fair value beginning balance (in Dollars per share) | $ / shares				1.27		0.95
Fair value, beginning balance			¥ 6,888		¥ 5,176
Fair value, Gain (Loss) on change in fair value of warrant liability			(1,752)		(1,940)
Fair value, effect of exchange rate changes			¥ 40		¥ (15)
Warrants outstanding, fair value ending balance (in Shares) | shares			761,719		761,719		761,719
Calculated fair value per ADS, fair value ending balance (in Dollars per share) | $ / shares				$ 0.95		$ 0.59		$ 0.95
Fair value, ending balance			¥ 5,176		¥ 3,221		¥ 5,176